STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2018
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES
1.	STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies adopted in preparing the financial report of Paringa Resources Limited (“Paringa” or “Company”) and its consolidated entities (“Consolidated Entity” or “Group”) for the years ended June 30, 2018, 2017 and 2016 are stated to assist in a general understanding of the financial report.

Paringa is a company limited by shares incorporated and domiciled in Australia whose shares are publicly traded on the Australian Securities Exchange (“ASX”) in Australia under the symbol ‘PNL’ and whose American depositary shares (“ADSs”) are publicly traded on the Nasdaq Capital Market (“Nasdaq”) in the U.S. under the symbol ‘PNRL’.

The consolidated financial statements of the Group for the years ended June 30, 2018, 2017 and 2016 were authorised for issue in accordance with a resolution of the Directors on October 30, 2018.

(a)	Basis of Preparation

The financial statements are general purpose financial statements, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Group is a for-profit entity for the purposes of preparing the consolidated financial statements.

The financial statements have been prepared on a historical cost basis.

The financial statements are presented in United States dollars (US$).

The consolidated financial statements have been prepared on a going concern basis, which assumes the continuity of normal business activity and the realisation of assets and the settlement of liabilities in the ordinary course of business.

(b)	New standards, interpretations and amendments adopted by the Group

In the current year, the Group has adopted all of the new and revised Standards and Interpretations issued by the IASB that are relevant to its operations and effective for the current annual reporting period.

The adoption of these new and revised standards has not resulted in any significant changes to the Group's accounting policies or to the amounts reported for the current or prior periods.  The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

(c)	New standards, interpretations and amendments not yet applied by the Group

International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the annual reporting period ended June 30, 2018.  Those which may be relevant to the Group are set out in the table below.

Standard or Interpretation	Application Date of Standard	Application Date for Group
IFRS 9 Financial Instruments, and relevant amending standards	January 1, 2018	July 1, 2018
IFRS 15 Revenue from Contracts with Customers, and relevant amending standards	January 1, 2018	July 1, 2018
Amendments to IFRS 2 Share-based Payments – Classification and Measurement of Share-based Payment Transactions	January 1, 2018	July 1, 2018
IFRIC 22 Foreign Currency Transactions and Advance Consideration	January 1, 2018	July 1, 2018
IFRS 16 Leases	January 1, 2019	July 1, 2019

The impact of the adoption of IFRS 9 Financial Instruments, IFRS 15 Revenue from Contracts with Customers, and IFRS 16 Leases is set out below. The adoption of the other standards, interpretations and amendments are not expected to have any significant impact on the Group's financial statements.

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting and a new impairment model for financial assets.

IFRS 9 Financial Instruments is mandatory for financial years commencing on or after January 1, 2018. The Group will apply the new rules retrospectively from July 1, 2018, with the practical expedients permitted under the standard. Comparatives for the 2017 financial year will not be restated.

The Group has reviewed its financial assets and liabilities, as set out below, and is not expecting any significant impact from the adoption of the new standard on July 1, 2018.

Balances of financial assets and liabilities as at June 30, 2018 are as set out below:

2018 US$000
Financial Assets
Cash and cash equivalents	22,623
Trade and other receivables	78
Other non-current financial assets	1,102
23,803
Financial Liabilities
Trade and other payables	9,892
9,892

The Group’s primary financial asset is cash and, as there is no change in the accounting for this financial asset under IFRS 9, no significant impact of the new standard is anticipated.

The measurement category for the Group’s key financial assets will change from “loans and receivables” under IAS 39 to “financial assets at amortised cost” under IFRS 9 but other than the impairment recognition criteria discussed below, there is no significant change to the recognition criteria.

There will be no impact on the Group’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and the Group does not have any such liabilities.  The derecognition rules have been transferred from IAS 39 Financial Instruments: Recognition and Measurement and have not been changed.

The Group does not currently engage in any hedging activities and accordingly any changes to hedge accounting rules under IFRS 9 do not impact on the Group.

The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 139.  The Company has no significant receivables and does not expect the change in recognition of impairment to have any impact.

The new standard also introduces expanded disclosure requirements and changes in presentation. These may change the nature and extent of the Group’s disclosures about its financial instruments going forward as the Group’s operations change however no significant impact is expected in the year of the adoption of the new standard.

IFRS 15 Revenue from Contracts with Customers

The IASB has issued a new standard for the recognition of revenue. This will replace IAS 18 which covers revenue arising from the sale of goods and the rendering of services and IAS 11 which covers construction contracts. The new standard is based on the principle that revenue is recognised when control of a good or service transfers to a customer. The standard permits either a full retrospective or a modified retrospective approach for the adoption.

IFRS 15 Revenue from Contracts with Customers is mandatory for financial years commencing on or after January 1, 2018. The Group intends to adopt the standard using the modified retrospective approach which means that the cumulative impact of the adoption will be recognised in retained earnings as of July 1, 2018 and that comparatives will not be restated.

Management has assessed the effects of applying the new standard on the Group’s financial statements as follows:

As at June 30, 2018, the Group’s only income was interest income.  IFRS 15 will not have any impact on the recognition of interest income and accordingly does not have any significant impact on reported results and balances.

Once the Group commences production and starts receiving coal sales revenues, the Group will recognise revenue in accordance with the requirements of the new standard.

IFRS 16 Leases

IFRS 16 was issued in February 2016. It will result in almost all leases being recognised on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The exceptions are short-term and low-value leases.

The Group is in the process of assessing the impact of adopting the new standard and how this may affect the Group’s profit or loss and classification of cash flows going forward. The adoption of this standard is mandatory for financial years commencing on or after January 1, 2019. At this stage, the Group does not intend to adopt the standard before its effective date.

(d)	Principles of Consolidation

The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of the Company and the results of all subsidiaries.

Control is achieved when the Company has power over the investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company's voting rights in an investee are sufficient to give it power.

Subsidiaries are all those entities (including special purpose entities) over which the Company has the power to govern the financial and operating policies, is exposed or has rights to variable returns from its involvement and has the ability to use its power to affect the returns of those entities. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases. Intercompany transactions and balances, income and expenses and profits and losses between Group companies, are eliminated.

A change in the ownership interest of a subsidiary that does not result in a loss of control, is accounted for as an equity transaction. All investments in subsidiaries made by the parent are held at cost.

(e)	Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less, and bank overdrafts.

(f)	Trade and Other Receivables

Trade receivables are recognised and carried at original invoice amount less a provision for any uncollectable debts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written‑off as incurred.

(g)	Investments and Other Financial Assets

Financial assets in the scope of IAS 39 Financial Instruments: Recognition and Measurement are classified as either financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, or available-for-sale investments, as appropriate. When financial assets are recognised initially they are measured at fair value, plus, in the case of investments not at fair value through profit or loss, directly attributable transaction costs. The Group determines the classification of its financial assets after initial recognition and, when allowed and appropriate, re-evaluates this designation at each financial year-end. Accounting policies below are only included for those financial assets held by the Group.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They arise when the Group provides money, goods or services directly to a debtor with no intention of selling the receivable. They are included in current assets, except for those with maturities greater than twelve months after the reporting date which are classified as non-current assets. Loans and receivables are included in receivables in the statement of financial position.

(h)	Leases

Leases of property, plant and equipment where the Group, as lessee, has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalised at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, are included in other short-term and long-term payables. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases is depreciated over the shorter of the asset’s useful life and the lease term.

Leases where a significant portion of the risks and rewards of ownership are not transferred to the Group as lessee are classified as operating leases (Note 23). Payments made under operating leases (net of any incentives received from the lessor) are charged to profit or loss on a straight-line basis over the period of the lease.

(i)	Property, Plant and Equipment

(i)	Cost and valuation

All classes of property, plant and equipment are measured at historical cost.

Plant and equipment is stated at historical cost less accumulated depreciation and any accumulated impairment losses. Such cost includes the cost of replacing parts that are eligible for capitalisation when the cost of replacing the parts is incurred. Similarly, when each major inspection is performed, its cost is recognised in the carrying amount of the plant and equipment as a replacement only if it is eligible for capitalisation. All other repairs and maintenance are recognised in the Statement of Profit or Loss and other Comprehensive Income as incurred.

(ii)	Depreciation and Amortisation

Depreciation is provided on a straight-line basis on all property, plant and equipment.

	2018	2017	2016
Major depreciation and amortisation periods are:
Land and buildings	25 years	25 years	25 years
Plant and equipment	2 – 10 years	2 – 10 years	2 – 10 years
Mine development properties	Unit of production(a)	Unit of production(a)	Unit of production(a)

(a)
Mine development properties are amortised over the life of the reserves associated with the area of interest once mining operations have commenced, i.e. once commercial production has commenced. The Buck Creek Complex was not in commercial production during the year ended June 30, 2018, 2017 or 2016, and consequently no unit of production amortisation arose in these reporting periods

The assets' residual values, useful lives and amortisation methods are reviewed, and adjusted if appropriate, at each financial year end.

(iii)	Derecognition

An item of property, plant and equipment is derecognised upon disposal or when no further future economic benefits are expected from its use or disposal.

(j)	Exploration and Evaluation Expenditure

Expenditure on exploration and evaluation is accounted for in accordance with the 'area of interest' method and with IFRS 6 Exploration for and Evaluation of Mineral Resources.

Exploration and evaluation expenditure encompasses expenditures incurred by the Group in connection with the exploration for and evaluation of mineral resources before the technical feasibility and commercial viability of extracting a mineral resource are demonstrable.

For each area of interest, expenditure incurred in the acquisition of rights to explore is capitalised, classified as tangible or intangible, and recognised as an exploration and evaluation asset. This includes certain payments made to landowners under the Group’s coal leases which are considered part of the acquisition costs.  Exploration and evaluation assets are measured at cost at recognition and are recorded as an asset if:

(i)	the rights to tenure of the area of interest are current; and

(ii)	at least one of the following conditions is also met:

•	the exploration and evaluation expenditures are expected to be recouped through successful development and exploitation of the area of interest, or alternatively, by its sale; and

•
exploration and evaluation activities in the area of interest have not at the reporting date reached a stage which permits a reasonable assessment of the existence or otherwise of economically recoverable reserves, and active and significant operations in, or in relation to, the area of interest are continuing.

All other exploration and evaluation expenditures are expensed as incurred.

Once the technical feasibility and commercial viability of a program or project has been demonstrated with a bankable feasibility study, the carrying amount of the exploration and evaluation expenditure in respect of the area of interest is reclassified as a “mine development property” and future expenditures incurred in the development of that area of interest are accounted for in accordance with the Group’s policy for Property, Plant & Equipment, as described above.

Impairment

Capitalised exploration costs are reviewed each reporting date to establish whether an indication of impairment exists. If any such indication exists, the recoverable amount of the capitalised exploration costs is estimated to determine the extent of the impairment loss (if any). Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset in previous years.

Where a decision is made to proceed with development, accumulated expenditure is tested for impairment and transferred to development properties, and then amortised over the life of the reserves associated with the area of interest once mining operations have commenced. Recoverability of the carrying amount of the exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.

(k)	Payables

Liabilities are recognised for amounts to be paid in the future for goods and services received. Trade accounts payable are normally settled within 60 days.

(l)	Provisions

Provisions are recognised when the group has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result and that outflow can be reliably measured.

(m)	Interest Income

Interest revenue is recognised on a time proportionate basis that takes into account the effective yield on the financial assets.

(n)	Income Tax

The income tax expense for the period is the tax payable on the current period's taxable income based on the national income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements, and to unused tax losses.

Deferred tax assets and liabilities are recognised for temporary differences at the tax rates expected to apply when the assets are recovered or liabilities are settled, based on those tax rates which are enacted or substantively enacted for each jurisdiction. The relevant tax rates are applied to the cumulative amounts of deductible and taxable temporary differences to measure the deferred tax asset or liability. An exception is made for certain temporary differences arising from the initial recognition of an asset or a liability. No deferred tax asset or liability is recognised in relation to these temporary differences if they arose on goodwill or in a transaction, other than a business combination, that at the time of the transaction did not affect either accounting profit or taxable profit or loss.

Deferred tax liabilities and assets are not recognised for temporary differences between the carrying amount and tax bases of investments in controlled entities where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

Deferred tax assets are recognised for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilised.

Unrecognised deferred income tax assets are reassessed at each balance date and are recognised to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Current and deferred tax balances attributable to amounts recognised directly in equity are also recognised directly in equity.

Deferred tax assets and deferred tax liabilities are offset only if a legally enforceable right exists to set off current tax assets against tax liabilities and the deferred tax liabilities relate to the same taxable entity and the same taxation authority.

Paringa Resources Limited and its wholly-owned Australian subsidiaries have not yet formed an income tax consolidated group under the tax consolidation regime.

(o)	Employee Entitlements

(i)           Short-term and Long-term employee benefits

A liability is recognised for benefits accruing to employees in respect of wages and salaries, annual leave, long service leave, and sick leave when it is probable that settlement will be required and they are capable of being measured reliably. Liabilities recognised in respect of short-term employee benefits, are measured at their nominal values using the remuneration rate expected to apply at the time of settlement.

Liabilities recognised in respect of long term employee benefits are measured as the present value of the estimated future cash outflows to be made by the Group in respect of services provided by employees up to reporting date.

(ii)          Defined contribution plans

Eligible U.S. employees participate in the Group’s defined contribution 401(k) savings plan, under which eligible employees may elect to make voluntary contributions to the plan up to a specified amount of their compensation. The Group makes matching contributions based on a percent of an employee's eligible compensation. Eligible Australian employees receive statutory employer contributions to employee superannuation funds. These contributions are charged as expenses when incurred. These contributions are not defined benefits programs. Consequently, there is no exposure to market movements on employee superannuation liabilities or entitlements.

(p)	Earnings per Share

Basic earnings per share (“EPS”) is calculated by dividing the net profit or loss attributable to members of the Company for the reporting period, after excluding any costs of servicing equity, by the weighted average number of Ordinary Shares of the Company, adjusted for any bonus issue.

Diluted EPS is calculated by dividing the basic EPS earnings, adjusted by the after-tax effect of financing costs associated with dilutive potential Ordinary Shares and the effect on revenues and expenses of conversion to Ordinary Shares associated with dilutive potential Ordinary Shares, by the weighted average number of Ordinary Shares and dilutive Ordinary Shares adjusted for any bonus issue.

(q)	Goods and Services Tax

Revenues, expenses and assets are recognised net of the amount of GST, except where the amount of GST incurred is not recoverable from the Australian Tax Office. In these circumstances, the GST is recognised as part of the cost of acquisition of the asset or as part of the expense. Receivables and payables in the statement of financial position are shown inclusive of GST.

Cash flows are presented in the cash flow statement on a gross basis, except for the GST component of investing and financing activities, which are disclosed as operating cash flows.

(r)	Segment Reporting

An operating segment is a component of an entity that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), whose operating results are regularly reviewed by the entity's chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance and for which discrete financial information is available. This includes start-up operations which are yet to earn revenues. Management will also consider other factors in determining operating segments such as the existence of a line manager and the level of segment information presented to the Board of Directors.

Operating segments have been identified based on the information provided to the chief operating decision makers – being the executive management team.

Operating segments that meet the quantitative criteria as prescribed by IFRS 8 are reported separately. However, an operating segment that does not meet the quantitative criteria is still reported separately where information about the segment would be useful to users of the financial statements.

Information about other business activities and operating segments that are below the quantitative criteria are combined and disclosed in a separate category for “all other segments”.

The accounting policies of the operating segments are the same as those described elsewhere in Note 1.  Further information on segmental reporting is included in Note 20.

(s)	Impairment of Assets

The Group assesses at each reporting date whether there is an indication that an asset may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Group makes an estimate of the asset's recoverable amount. An asset's recoverable amount is the higher of its fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets and the asset's value in use cannot be estimated to be close to its fair value. In such cases the asset is tested for impairment as part of the cash-generating unit to which it belongs. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or cash-generating unit is considered impaired and is written down to its recoverable amount.

In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

An assessment is also made at each reporting date as to whether there is any indication that previously recognised impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognised impairment loss is reversed only if there has been a change in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognised. If that is the case the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years. Such reversal is recognised in profit or loss unless the asset is carried at a revalued amount, in which case the reversal is treated as a revaluation increase. After such a reversal, the depreciation charge is adjusted in future periods to allocate the asset's revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

(t)	Fair Value Estimation

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at measurement date.

Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, leasing transactions that are within the scope of IAS 17, and measurements that have some similarities to fair value but are not fair value, such as value in use in IAS 36.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at measurement date;

•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for that asset or liability, either directly or indirectly; and

•	Level 3 inputs are unobservable inputs for the asset or liability.

As disclosed above, the fair value of financial instruments traded in active markets, Level 1 in the hierarchy noted above, such as available-for-sale securities, is based on quoted market prices at the reporting date. The quoted market price used for financial assets held by the Group is the current bid price; the appropriate quoted market price for financial liabilities is the current ask price.

The nominal value less estimated credit adjustments of trade receivables and payables are assumed to approximate their fair values. The fair value of financial liabilities for disclosure purposes is estimated by discounting the future contractual cash flows at the current market interest rate that is available to the Group for similar financial instruments.

(u)	Issued and Unissued Capital

Ordinary Shares are classified as equity. Issued and paid up capital is recognised at the fair value of the consideration received by the Company.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

(v)	Foreign Currencies

(i)	Functional and presentation currency

The functional currency of each of the Group's entities is measured using the currency of the primary economic environment in which that entity operates. The consolidated financial statements are presented in United States dollars which is the Company's functional and presentation currency.

(ii)	Transactions and balances

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the year-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items are recognised in the Statement Profit or Loss and other Comprehensive Income, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognised directly in equity to the extent that the gain or loss is directly recognised in equity, otherwise the exchange difference is recognised in the other Comprehensive Income.

(iii)	Group companies

The financial results and position of foreign operations whose functional currency is different from the Group's presentation currency are translated as follows:

•	assets and liabilities are translated at year-end exchange rates prevailing at that reporting date;

•	income and expenses are translated at average exchange rates for the period; and

•	items of equity are translated at the historical exchange rates prevailing at the date of the transaction.

Exchange differences arising on translation of foreign operations are transferred directly to the group's foreign currency translation reserve in the statement of financial position. These differences are recognised in the Statement of Profit or Loss and other Comprehensive Income in the period in which the operation is disposed.

(w)	Share-Based Payments

Equity-settled share-based payments are provided to officers, employees, consultants and other advisors. These share-based payments are measured at the fair value of the equity instrument at the grant date. Fair value is determined using the Binomial option pricing model. Further details on how the fair value of equity-settled share based payments has been determined can be found in Note 19.

The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the Company's estimate of equity instruments that will eventually vest. At each reporting date, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognised in profit or loss over the remaining vesting period, with a corresponding adjustment to the share based payments reserve.

Equity-settled share-based payments may also be provided as consideration for the acquisition of assets. Where Ordinary Shares are issued, the transaction is recorded at fair value based on the quoted price of the Ordinary Shares at the date of issue. The acquisition is then recorded as an asset or expensed in accordance with accounting standards.

(x)	Mine rehabilitation

Mine rehabilitation costs include the dismantling and removal of mining plant, equipment and building structures, waste removal and rehabilitation of the site in accordance with the requirements of the mining permits. Such costs are determined using estimates of future costs, current legal requirements and technology. Mine rehabilitation costs are recognised in full at present value as a non-current liability. An equivalent amount is capitalised as part of the cost of the asset when an obligation arises to decommission or restore a site to a certain condition after abandonment as a result of bringing the assets to its present location. The capitalised cost is amortised over the life of the project and the provision is accreted periodically as the discounting of the liability unwinds. The unwinding of the discount is recorded as a finance cost.

Any changes in the estimates for the costs or other assumptions against the cost of relevant assets are accounted for on a prospective basis. In determining the costs of site restoration there is uncertainty regarding the nature and extent of the restoration due to community expectations and future legislation.

(y)	Use and Revision of Accounting Estimates, Judgements and Assumptions

The preparation of the financial report requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

In particular, information about significant areas of estimation uncertainty and critical judgements in applying accounting policies that have the most significant effect on the amount recognised in the financial statements are described in the following notes:

▪	Share-based payments (Note 19)
▪	Provision for mine rehabilitation (Note 13)